QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Glen A. Payne Jones & Keller, P.C. 19999 Broadway Suite 3150 Denver, CO 80202
(Name and address of agent for service)

(800) 527-9525
Registrant’s telephone number, including area code:

Date of fiscal year end: 8/31

Date of reporting period: 05/31/14

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2014
(unaudited)

Number		% of
of		Total
Shares	Security Description	Investments	Fair Value

	COMMON STOCK	98.26%

	AUSTRALIA	4.30%
519,947	Arrium Ltd		$437,378
144,227	Fortescue Metals Group		591,200
147,736	Insurance Australia Group		817,058
21,180	Woodside Petroleum LTD		830,193

			2,675,829

	AUSTRIA	1.05%
15,833	OMV AG		656,116

	BELGIUM	1.18%
41,524	Delhaize Group Spon ADR		737,466

	BERMUDA	2.47%
727,816	First Pacific Co.		823,298
4,945,094	Hanergy Solar Group LTD		720,757

			1,544,055

	CANADA	7.29%
33,409	Brookfield Residential Properties		674,862
23,742	Genworth MI Canada Inc.		840,985
18,906	Home Capital Group Inc.		848,152
10,966	Methanex Corp.		626,159
14,461	Open Text Corp.		673,738
67,453	Prescision Drilling Corp.		874,191

			4,538,087

	CAYMAN ISLANDS	2.10%
298,237	China Conch Venture Holdings		637,796
160,656	Wynn Macau LTD		667,250

			1,305,046

	DENMARK	1.29%
26,386	Topdanmark A/S		805,142

	FINLAND	1.16%
41,147	UPM-Kymmene OYJ		724,355

	FRANCE	7.25%
3,763	Christian Dior		787,643
29,320	GDF Suez		819,006
6,222	Pernod Ricard SA		763,165
21,044	Scor SE		734,894
6,928	Sodexo		744,803
11,047	Thales SA		661,447

			4,510,958

	GERMANY	7.04%
3,102	Continental AG		733,674
4,665	Fresennius SE & Co KGAA		696,233
3,386	Muenchener Rueckver AG-R		750,748
6,881	Porsche Automobile Holding-P		735,153
18,964	Software AG		730,396
15,936	United Internet AG-REG S		736,767

			4,382,971

	GREECE	1.00%
86,206	Hellenic Telecom Organization Sa Spon ADR		621,545

	GREAT BRITAIN	13.70%
284,956	Afren PLC		728,797
47,902	Antofagasta PLC		633,037
26,362	Bae Systems Plc-Spon ADR		752,899
163,307	Beazley PLC		669,476
16,213	Berkeley Group Holdings		612,751
10,716	BT Group PLC-Spon ADR		715,615
40,024	Capita Group PLC		742,578
216,139	Itv PLC		659,655

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2014
(unaudited)

Number		% of
of		Total
Shares	Security Description	Investments	Fair Value

87,484	Meggitt PLC		$710,389
4,382	Shire PLC		759,795
136,567	TalkTalk Telecom Group		734,267
17,986	Unilever PLC-Spon ADR		808,830

			8,528,089

	HONG KONG	2.29%
76,075	Galaxy Entertainment Group		608,863
737,801	Guangdong Investment LTD		814,608

			1,423,471

	IRELAND	1.18%
12,955	Ryanair Holdings PLC-SP ADR		736,621

	ITALY	2.22%
22,715	GTECH SAP		625,369
220,239	Unipolsai SPA		758,002

			1,383,371

	JAPAN	14.38%
238,900	Acom Co. LTD		910,632
59,500	Astellas Pharma Inc.		762,236
43,300	Daiichi Sankyo Co. LTD		733,365
19,900	Japan Petroleum ExplorationiTobacco Inc.		825,990
124,700	Mitsubishi UFJ Financial Group Inc.		701,966
45,900	Nippon Meat Packers Inc.		892,838
140,300	Resona Holdings Inc.		733,270
60,700	SBI Holdilngs Inc.		691,142
152,800	Sumitomo Mitsui Trust Holdilngs		616,964
79,384	Sumitomo Mitsui-Spons ADR		648,567
302,500	Teijin LTD		686,487
17,600	West Japan Railway Co.		748,160

			8,951,617

	LUXEMBOURG	1.21%
6,775	Altisource Portfolio SOL		746,673

	NETHERLANDS	3.56%
3,829	Core Laboratories N.V.		612,066
8,353	Lyondellbasell Indu-CLASS A		831,708
18,037	Sensata Technologies Holding		773,607

			2,217,381

	NEW ZEALAND	1.34%
73,099	TeleCom New Zealand-Spon ADR		833,329

	NORWAY	1.28%
66,444	Marine Harvest ASA		797,412

	SPAIN	2.55%
20,019	ACS Actividades Cons Y S		889,775
60,345	Gestevision Telecinco SA		698,201

			1,587,976

	SWEDEN	2.31%
13,327	Axfood AB		727,369
95,763	Teliasonera AB		709,817

			1,437,186

	SWITZERLAND	6.05%
8744	Adecco SA-REG		730,458
8876	Aryzta AG		828,281
727	Galenica AG-REG		719,038
8,806	Novartis AG-ADR		793,068
7,833	Swiss Re Ltd-Spon ADR		698,704

			3,769,549

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2014
(unaudited)

Number		% of
of		Total
Shares	Security Description	Investments	Fair Value

	UNITED STATES	10.06%
77,824	Ishares Msci Eafe Index Fund ETF		$5,401,764
16,500	Vanguard FTSE All-world EX-US ETF		858,495

			6,260,259

	TOTAL COMMON STOCKS	98.26%	61,174,504

	PREFERRED STOCK	0.43%

	GREAT BRITAIN	0.43%
18,728	Data Art (1)		269,009

	TOTAL PREFERRED STOCK		269,009

	Total Securities	98.69%	61,443,513
	Cash and Cash Equivalents	1.31%	816,032

	TOTAL INVESTMENTS	100.00%	$62,259,545

(1) - Restricted security. The aggregate value of such securities is 0.43% of total market value of investments and they have been fair valued under procedures established by the Fund’s Board of Directors.

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

GDR - Security Represented Is Held By The Custodian Bank In The Form Of Global Depository Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$61,174,504	$0	$0	$61,174,504
Preferred Stocks	0	0	269,009	269,009

	$61,174,504	$0	$269,009	$61,443,513

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance At 2/28/14	$269,009
Total Realized Gain (loss)	0
Change In Unrealized Appreciation/depreciation	0
Cost Of Purchases	0
Proceeds From Sales	0
Transfer Into Level 3	0
Transfer Out Of Level 3	0

Balance at 5/31/14	$269,009

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: July 24, 2014

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date: July 24, 2014